Share-based Payments - Additional Information (Detail) € / shares in Units, € in Millions											12 Months Ended
	Oct. 05, 2022 shares	Oct. 11, 2021 shares Warrant € / shares	Dec. 11, 2020 shares € / shares	Oct. 25, 2019 Warrant € / shares shares	Oct. 26, 2018 Warrant € / shares shares	Jun. 29, 2017 Warrant € / shares shares	Dec. 08, 2016 Warrant € / shares	Nov. 05, 2015 Warrant € / shares shares	May 05, 2014 Warrant € / shares shares	May 06, 2013 Warrant € / shares shares	Dec. 31, 2022 EUR (€) Warrant € / shares shares	Dec. 31, 2021 EUR (€) Warrant € / shares	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014	Oct. 11, 2021 Warrant $ / shares	Dec. 31, 2020 Warrant € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrant exercised			561,525						100,000	253,150	0	0
Number of warrants authorized | shares	323.7	777,050		939,500	700,000	520,000		466,000	100,000	266,241	568,500
Number of warrants offered	0	874.2	557,050	602,025	426,050	334,400	45,000	353,550	94,400	253,150	594,450	760,800
Number of warrants outstanding	0	819,983	498,883	529,950	365,817	0	7,500	79,315	35,698	2,500	2,339,646	2,136,556				819,983	1,488,006
Warrants expiration date		3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years
Percentage of warrants vested		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Exercise price of the different tranches ranges										€ 2.64	€ 8.36	€ 13.06					€ 17
Warrants exercise period		7 years	7 years	5 years	5 years	5 years	5 years	10 years	10 years	10 years			Over four different exercise periods	Over three different exercise periods	Over four different exercise periods
Net expense recognized | €											€ 1.6	€ 2.2
Warrants Issued And Outstanding Percentage											9.38%
Percentage of total number of all issued and outstanding shares											8.57%
Warrants, Void terms		void after the 31st of December of the 7th year	void after the 31st of December of the 7th year	oid after the 31st of December of the 5th year	void after the 31st of December of the 5th year
WarrantsYearOfExpiry											2022 years
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of the different tranches ranges | (per share)			€ 3.72	€ 5.97	€ 9.36	€ 31.34	€ 17.6	€ 15.9	€ 33.49							$ 1.64
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of the different tranches ranges		€ 3.75	€ 6.81	€ 9.84	€ 22.04	€ 48.89	€ 36.81	€ 34.65	€ 45.05
Warrants plan issuance date 5 November 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
New issue of warrants | Warrant							100,000